Other Liabilities - Additional Information (Detail) (TransUnion Corp-Successor, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
TransUnion Corp-Successor
Other Liabilities [Line Items]
Deferred income taxes increased	$ 605.9